8. Income Taxes (Details - Deferred taxes) - Updated ASC Topic 740 - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Unrealized loss on marketable securities held in Trust Account	$ 0	$ 18,678
Total deferred tax assets	0	18,678
Deferred tax liabilities:
Unrealized gain on marketable securities held in Trust Account	(438)	0
Deferred tax assets (liablities), net	(438)	18,678
Valuation allowance	0	0
Deferred tax assets (liabilities), net of allowance	$ (438)	$ 18,678